PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2010

Cost:

Computers and peripheral equipment	$3,845	$3,694
Office furniture and equipment	601	604
Motor Vehicles	13	-
Leasehold improvements	456	454

	4,915	4,752
Accumulated depreciation	4,282	3,896

Depreciated cost	$633	$856

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $ 394, $ 497 and $ 546, respectively.